Financial liabilities at amortized cost- deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 23,691,130	$ 15,808,541
RDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	21,054,443	14,273,959
Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	2,388,601	1,534,582
CDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	248,086
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers	23,502,403	15,695,387
Later than six months and not later than one year [member] | RDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	20,900,095	14,160,805
Later than six months and not later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	2,388,601	1,534,582
Later than six months and not later than one year [member] | CDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	213,707
Later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers	188,727	113,154
Later than one year [member] | RDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	154,348	113,154
Later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers
Later than one year [member] | CDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 34,379